FINANCIAL ASSETS AND LIABILITIES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 27, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) vessel types_of_risk	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) vessel	Aug. 31, 2015	Feb. 01, 2013
Derivative [Line Items]
Number of newbuild vessels | vessel				28		62
Mark to market loss (gain) on derivatives		$ (1,200,000)	$ (5,800,000)	$ 3,618,000	$ 5,765,000	$ (7,425,000)
Number of risks related to subsidiaries' reporting in foreign currency | types_of_risk				2
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives entered into								6
Principal amount of debt used in interest rate swaps	$ 260,000,000
Mark to market loss (gain) on derivatives				$ 5,000,000	9,000,000
Bunker swaps [Member]
Derivative [Line Items]
Mark to market loss (gain) on derivatives				2,300,000	0
Derivative Liability, Number of Instruments Held							4
Number of metric tonnes per calendar month							4,000
Fair value of derivatives				4,100,000	$ 0
MR tanker [Member]
Derivative [Line Items]
Number of newbuild vessels								12
US Dollar denominated floating rate debt [Member] | Term Loan Facility, $466.5 Million [Member]
Derivative [Line Items]
Total US Dollar floating rate and fixed rate debt				$ 466,500,000